T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
DELAWARE 1.1%
Delaware River & Bay Auth., 4.00%, 1/1/41  770 761
Delaware River & Bay Auth., 4.00%, 1/1/42  550 540
Delaware River & Bay Auth., 4.00%, 1/1/46  1,000 962
Delaware River & Bay Auth., 5.00%, 1/1/40  465 509
Delaware River & Bay Auth., 5.00%, 1/1/41  480 520
Delaware River & Bay Auth., 5.00%, 1/1/42  520 563
3,855
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,297
1,297
NEW JERSEY 87.3%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 3,000 2,841
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,212
Burlington County Bridge Commission, 4.00%, 10/1/29  1,470 1,505
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,006
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,051
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,345
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,099
City of Summit, GO, 4.00%, 7/15/41  855 862
City of Summit, GO, 4.00%, 7/15/42  1,360 1,370
City of Summit, GO, 4.00%, 7/15/44  1,360 1,363
Essex County Improvement Auth., Charter School, 4.00%, 6/15/51  1,100 919
Essex County Improvement Auth., Charter School, 4.00%, 6/15/56  1,875 1,522
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (2) 1,500 1,369
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (3) 2,205 2,443
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 5,600 6,074
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38  500 503
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 451
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/46 (2) 750 715
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/51 (2) 1,000 934
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (1) 1,750 1,833
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (1) 1,285 1,352

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hudson County Improvement Auth., 4.00%, 1/1/38  1,000 1,005
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 7,224
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,063
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,570
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 764
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,014
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/37  275 281
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/38  225 228
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/39  200 202
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,311
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,045
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26 (Prerefunded 3/1/24) (4) 1,650 1,668
New Brunswick Parking Auth., 5.00%, 9/1/26 (2) 320 332
New Brunswick Parking Auth., 5.00%, 9/1/27 (2) 375 389
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 4,071
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,102
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38 (5) 1,000 1,058
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39 (5) 2,250 2,370
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (6) 1,500 1,285
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (7) 530 506
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (7) 1,150 1,095
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (7) 1,105 1,005
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (7) 375 336
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (6) 1,000 1,013
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,273
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (6) 850 854
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 2,035 2,048
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(6) 1,030 1,034
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (6) 6,175 6,192

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  910 898
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,294
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (6) 5,070 4,388
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,425 1,459
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (3) 810 846
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (6) 1,500 1,443
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (6) 2,075 2,101
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 3,075 3,032
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (1) 1,000 1,032
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (1) 3,250 3,316
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,250 3,833
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27) (4) 1,000 1,084
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 (Prerefunded 6/15/27) (4) 2,250 2,439
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,270 2,391
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  3,000 2,829
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (6) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (6) 3,250 3,250
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34 (Prerefunded 7/1/23) (4) 1,000 1,001
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (4) 2,690 2,735
New Jersey EFA, Series C, 4.00%, 7/1/50 (1) 2,000 1,885
New Jersey EFA, College of New Jersey, Series A, 4.00%,
7/1/47 (1) 750 715
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,256
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,000 869
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,875
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (1) 2,000 2,074
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,309
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,025
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  1,500 1,592
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29  500 543

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (1) 2,000 2,097
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,587
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,038
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,691
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,053
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,617
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (1) 2,000 2,076
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/36 (1) 135 136
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  2,500 2,431
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  110 110
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,120
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,274
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  4,360 3,185
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/45  1,775 1,710
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,338
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,775
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (4) 1,600 1,627
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  2,000 2,082
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,455
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,419
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,128
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 1,814
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,620
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  1,500 1,592
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,666
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  1,435 1,492
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,254
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 2,944
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (1) 1,000 1,008

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 792
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,473
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  1,860 2,042
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.85%, 7/1/43  1,250 1,250
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.80%, 7/1/43  100 100
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (6) 1,000 1,024
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (6) 500 516
New Jersey Higher Ed. Student Assistance Auth., Series C, 5.00%,
12/1/53 (6) 1,250 1,207
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (6) 1,500 1,537
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  1,975 1,940
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  1,235 1,271
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 414
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 188
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,565
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
12/15/39  2,080 2,015
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  2,955 2,819
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,579
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41 (5) 750 820
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42 (5) 1,000 1,090
New Jersey Transportation Trust Fund Auth., Series AA, 4.50%,
6/15/49  2,231 2,231
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  4,010 3,765
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/50  2,790 2,585
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,141
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 1,771
New Jersey Transportation Trust Fund Auth., Series CC, 5.50%,
6/15/50  1,910 2,082
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,087
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 991
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  2,610 2,492
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 7,906

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,118
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,566
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31  1,000 1,087
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,000 4,206
Newark Board of Ed., GO, 4.00%, 7/15/35 (2) 400 403
Newark Board of Ed., GO, 4.00%, 7/15/37 (2) 1,075 1,052
Newark City, Series C, GO, 4.00%, 10/1/34 (1) 120 124
Newark City, Series C, GO, 4.00%, 10/1/36 (1) 265 269
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,132
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 854
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,663
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 2,702
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (6) 8,325 8,362
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (1) 1,250 1,366
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (2) 2,100 2,279
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 375
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 3,034
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,660 4,680
Union County PCR, Exxon Mobil Project, VRDN, 3.88%, 10/1/24  300 300
292,990
NEW YORK 3.7%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,018
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 2,584
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (6) 5,000 5,230
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (6) 1,575 1,477
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (6) 1,900 2,082
12,391
PENNSYLVANIA 2.6%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (4) 400 415
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,137
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 790
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,014
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,213
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,060
8,629
PUERTO RICO 4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 70 34
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8)(9) 1,350 651

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (7) 690 690
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  69 66
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,206 1,107
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  635 567
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  367 318
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  216 180
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  115 115
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  229 234
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 656
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,223 2,355
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  967 1,041
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(10) 10 7
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (9)
(10) 20 14
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (9)
(10) 150 107
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (9)
(10) 40 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)(10) 50 35
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)(10) 65 46
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)(10) 80 57
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)(10) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)(10) 910 651
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 114
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 70 50
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 32
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)(10) 20 14
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)(10) 50 36
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)(10) 35 25
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)(10) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)(10) 20 14

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)(10) 15 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)(10) 165 116
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)(10) 45 32
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)(10) 20 14
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  558 535
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,040 962
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  125 120
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,522
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 343
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 742
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  6,050 1,628
16,439
Total Investments in Securities 100.0%
(Cost $351,016) $ 335,601
Other Assets Less Liabilities (0.0)% (114)
Net Assets 100.0% $ 335,487
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Insured by National Public Finance Guarantee Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) When-issued security
(6) Interest subject to alternative minimum tax.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,632 and represents 1.1% of net assets.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F47-054Q1 05/23